Trade and other payables - Summary of Trade and Other Payables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other non-current payables [abstract]
Payments due to vendors (earnout agreements)	£ 266.5	£ 450.0
Liabilities in respect of put option agreements with vendors	205.2	219.5
Fair value of derivatives	14.2	3.3
Other creditors and accruals	355.5	320.0
Trade and other payables	£ 841.4	£ 992.8	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.